Insurance Receivable and Impairment - Schedule of Insurance Receivable on Fleet (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases Disclosure [Line Items]
Accounts receivable coverage by insurance			$ 2,592,000
Gain on insurance recovery	$ 8,692,000
Bankrupt Customer
Leases Disclosure [Line Items]
Estimated unrecoverable containers, net of insurance deductible			20,162,000
Recovery costs	1,450,000	$ 32,067,000	19,159,000
Accounts receivable coverage by insurance	(14,188,000)	(50,479,000)	2,592,000
Reassessment associated with its estimate of unrecoverable containers to actualamount of loss commensurate with the insurance claim filing	(2,049,000)	(7,592,000)
Insurance receivable	9,814,000	15,909,000	41,913,000
Gain on insurance recovery	8,692,000
Insolvent Customer
Leases Disclosure [Line Items]
Recovery costs	4,864,000		768,000
Lost lease rental income			239,000
Wrote off of remaining balance of insurance receivable per final insurance proceeds received			(1,321,000)
Insurance proceeds received			(8,250,000)
Allocation adjustment on insurance receivable per final insurance proceeds received		720,000
Final insurance proceeds received		$ (3,592,000)
Insurance receivable	$ 0		$ 2,872,000	$ 11,436,000